Debt - Revolving Credit Facility (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
UScellular Revolving credit facility
Debt Instrument [Line Items]
Unused commitment fees	$ 1,000,000	$ 1,000,000	$ 1,000,000
Revolving credit
Maximum borrowing capacity	300,000,000
Letters of credit outstanding	2,000,000
Amounts borrowed	0
Amount available for use	$ 298,000,000
Consolidated interest coverage ratio	3.00
Consolidated leverage ratio	3.25
UScellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.50%
UScellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.50%
Maximum | Subordination Agreement
Revolving credit
Consolidated funded indebtedness	$ 105,000,000
Refinancing indebtedness	250,000,000
Subordination Agreement | UScellular Revolving credit facility
Revolving credit
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0